Stock Options (Tables)	12 Months Ended
Dec. 31, 2011
Stock Options
Schedule of Black-Scholes-Merton option valuation model assumptions

	2011	2009
Expected Life (Years)	6.13	6.13
Dividend yield	2.58%	2.99%
Interest rate	1.39%	2.12%
Volatility	49.21%	41.81%

Summary of option activity under stock option plans

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Options outstanding at December 31, 2010	764,982	$20.65
Plus: Options granted	228,750	14.75
Less:
Options exercised	7,185	17.86
Options expired	81,218	19.93
Options forfeited	60,608	21.80

Options outstanding at December 31, 2011	844,721	$19.08	4.54	$2,445,000

Options fully vested and exercisable at December 31, 2011	374,352	$24.87	2.33	$244,000

Summary of the status of the entity's non-vested options

Non-vested Options	Options	Weighted average grant-date fair value ($)
Non-vested options at December 31, 2010	377,544	$4.48
Granted	228,750	5.51
Vested	(113,582)	5.82
Forfeited	(22,343)	4.06

Non-vested options at December 31, 2011	470,369	$4.68

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2011	2010	2009
Weighted average grant date fair value of stock options granted	$5.51	$—	$3.31
Total fair value of stock options vested	$661,000	$551,000	$522,000
Total intrinsic value of stock options exercised	$27,000	$2,000	$581,000